Insurance Liabilities - Rollforward of universal life policies (Details) - Universal Life - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance, beginning of year	$ 4,505	$ 4,751	$ 3,794
Incurred guaranteed benefits	740	603	1,034
Paid guaranteed benefits	(588)	(489)	(470)
Changes related to unrealized appreciation (depreciation) of investments	(1,832)	(360)	393
Balance, end of year	$ 2,825	$ 4,505	$ 4,751